PROGRAM DESCRIPTION AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PROGRAM DESCRIPTION AND RELATED INFORMATION	PROGRAM DESCRIPTION AND RELATED INFORMATION
Description of the Program – The Bristol-Myers Squibb Company Savings and Investment Program (the Program) is a defined contribution retirement plan that includes a cash or deferred arrangement as defined by Section 401(k) of the Internal Revenue Code of 1986, as amended (the Code), and is sponsored by Bristol-Myers Squibb Company (the Company or BMS). The Program is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and is intended to be a qualified plan under Section 401(a) of the Code.

The description of the Program in the following notes provides only general information and does not modify any provision of the Program. Participants should refer to the Program’s governing documents for more complete disclosure of the Program’s provisions.

Program Administration – The Bristol-Myers Squibb Company Savings Plan Committee (the Committee) is the Administrator of the Program and named fiduciary with respect to Program assets. Fidelity Workplace Services, LLC provides recordkeeping services with respect to the Program. The assets of the Program are maintained in the Bristol-Myers Squibb Savings Plans Master Trust (the Savings Plan Master Trust or Master Trust), of which Fidelity Management Trust Company (Fidelity Trust) serves as directed trustee.

Certain assets of the Program are invested in the Savings Plan Master Trust, and the Master Trust also holds assets of the Bristol-Myers Squibb Company Employee Incentive Thrift Plan and the Bristol-Myers Squibb Puerto Rico, Inc. Savings and Investment Program. The Program's trustee and recordkeeper maintains a separate account for the associated Program assets and liabilities held within the Master Trust and each individual plan holds a divided interest in the total assets of the Master Trust. Investments and net investment income/(loss) from investments are allocated to participating programs based on each program's participation in investment options within the Master Trust.

Employee Eligibility – In general, any United States employee who has completed one hour of service and is not covered by a collective bargaining agreement or classified as a student intern is eligible to participate in the Program and may participate following their date of hire.

Participant Contributions – Participants can elect to contribute from 2% up to 75% of their eligible compensation as pre-tax, Roth 401(k), traditional after-tax and/or catch-up contributions, subject to applicable rules under the Code. Of a participant's total contributions, only 25% can be traditional after-tax contributions. The definition of eligible compensation as stated in the Program’s governing documents applies for the purposes of determining employee contributions and all Company contributions made on behalf of each eligible participant and generally includes base salary or wages, annual bonuses and sales bonuses, overtime and shift differentials, and merit payments, but excludes any commissions. If an eligible employee does not enroll or opt out, automatic contributions begin starting with the first available payroll period after the date that is 45 days after the employee’s date of hire. These automatic contributions are employee pre-tax contributions and are matched on the same terms as elected employee pre-tax contributions. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation, excluding any bonus pay. Subject to certain restrictions imposed on participants who are eligible to participate in the Bristol-Myers Squibb Company Benefit Equalization Plan – Savings and Investment Program, which are described in more detail in the governing Program documents, the participant may change the contribution rate, including ceasing all elective contributions, and may elect pre-tax, Roth 401(k), traditional after-tax or a combination of these elective contributions at any time. In the absence of an affirmative investment direction from the participant, 100% of the automatic contribution will be invested in the qualified default investment alternative, which is currently the T. Rowe Price Target Date Retirement Fund for the year closest to the year in which the participant would attain age 65. The Program also has an annual increase feature that allows participants to schedule an automatic increase in their pre-tax, Roth 401(k) and/or traditional after-tax contributions to the Program of 1% to 3% annually, subject in all events to the Program’s maximum deferral rate of 75%.

The Program also allows for catch-up contributions for participants who are 50 years of age or older. Catch-up contributions are intended to give eligible participants the opportunity to make additional pre-tax and/or Roth 401(k) contributions over the applicable Internal Revenue Service (IRS) and Program limits. Catch-up contributions can be from 1% to 75% of the participant’s annual benefit salary or wages, subject to applicable Code limits and guidelines. There is no Company match on catch-up contributions. Effective January 1, 2026, if a participant's FICA wages paid by BMS in the prior calendar year exceeded $150,000, any catch up contributions to the Program must be made as Roth 401(k) Contributions.

The Program allows for Roth 401(k) in-plan conversions to provide participants the ability to diversify retirement assets between Roth 401(k) and non-Roth 401(k) accounts in accordance with applicable Roth 401(k) requirements.
Employer Contributions – The Company made a matching contribution equal to one dollar for each dollar of participant contributions not to exceed 6% of the participant’s eligible compensation. Effective January 1, 2026, the Company will make a matching contribution equal to one dollar of participant contributions not to exceed 7% of the participant's eligible compensation. A student debt matching Company contribution is also available to participants repaying student debt who are not making the full 6% employee contribution to the Program. Effective January 1, 2026, this will be available to participants repaying student debt who are not making the full 7% employee contribution to the Program.

The Company may also make an additional discretionary annual contribution for each eligible employee regardless of whether the eligible employee contributes to the Program. For the year ended December 31, 2025, the annual contribution was determined as 3% of eligible compensation. For the year ended December 31, 2024, the annual contribution ranged from 3% up to 6% of eligible compensation based on points equal to the sum of employee's age plus years of service, rounded up, as of December 31, 2024. Subject to limited exceptions, to be an eligible employee, the employee must be actively employed, as defined in the Program's governing documents, on the last business day of the plan year for which the contribution is made in order to receive an additional annual contribution. The limited exceptions include otherwise eligible employees not actively at work on the last day of the year due to death, long-term disability, or retirement during the year or due to involuntary termination effective on or after September 30 of the year or if an employee is involuntarily terminated and qualifies for “Rule of 70” benefits, which apply if the sum of the employee’s age and respective years of service (with a minimum of 10 years) is equal to or greater than 70.

Investment Decisions – The Program gives participants the opportunity to direct the manner in which contributions made to the Program in their name, including their contributions and Company contributions, are invested among a variety of investments. All contributions were invested in any one or more of the funds or the self-directed brokerage investment option, all of which comprise the Savings Plan Master Trust, see “Note 5 - Savings Plan Master Trust” for further information regarding investments.

The Program provides for a 25% maximum investment percentage limit on modifications to contribution allocations and/or exchanges of balances into the Company Stock Fund. Any exchanges of existing fund balances into the Company Stock Fund are limited to 25% of a participant's total market value in the Program. There is no requirement for a participant to exchange funds out of the Company Stock Fund to reduce to the 25%. Also, if a participant changes his/her investment mix allocation election for future contributions and the direction impacts any investment mix that includes the Company Stock Fund, the participant is required to modify the allocations to adhere to the Company Stock Fund 25% maximum.

Participant Accounts – Each participant’s account under the Program is credited with the participant’s elected pre-tax, Roth 401(k), catch-up and/or traditional after-tax contributions, the Company’s contributions and the participant’s respective share of Program earnings, and is charged with participant withdrawals and distributions, and the participant’s respective share of Program losses. The benefit to which a participant is entitled is the participant’s vested Program amount.

Notes Receivable from Participants – While employed, a participant may request a loan from the Program. The amount of the loan may not exceed the lesser of: (1) 50% of the participant’s vested account balance under the Program, determined as of the valuation date, or (2) $50,000 less the highest outstanding loan balance during the previous 12 months. Loans must be repaid within five years, unless the funds are used to purchase a primary residence. Primary residence loans must be repaid within ten years. As permitted by IRS regulations and the terms of the Program, loans are secured by the balance in the participants' accounts and bear interest at fixed rates which are determined when the loans are issued and are based on a formula set by the Committee in the Program's governing documents. Repayments and interest are credited to the Program account of the participant. Such currently outstanding loans mature through 2035.
Withdrawals Prior to Retirement or other Termination of Employment – The Program includes provisions that allow a participant to withdraw all or a portion of the employee and vested employer contributions in certain limited circumstances, such as due to financial hardship, after attainment of age 59-1/2, when receiving disability payments from a Company long-term disability or when there is a federally-declared disaster or domestic violence. Restrictions imposed on withdrawals during employment are described in detail in the Program’s governing documents and are subject to income taxes and a 10% additional tax imposed by the Code unless an exception applies.

Vesting – Matching contributions vested over a 3-year period at a rate of 33% after 1 year of service a participant completes, 67% after 2 years of service, and 100% after 3 years of service and additional annual contributions vested at the rate of 20% for each year of qualifying service. In addition, a participant became 100% vested in Company contributions regardless of his or her years of service upon death, or if, while employed by the Company, the participant attains age 65, or there is a “change in control” as defined in the Bristol-Myers Squibb Company Change in Control Separation Benefits Plan. A participant is always 100% vested in his or her pre-tax, Roth 401(k), traditional after-tax, rollover contributions from other plans and catch-up contributions, as well as any earnings thereon.

Effective January 1, 2026, all active employees are immediately 100% vested in all matching and discretionary annual contributions made prior to January 1, 2026 The vested interest of a Participant who was not employed by the Company or an affiliate as of January 1, 2026 shall be determined based on the original vesting terms. In addition, all employer contribution made on or after January 1, 2026 shall be fully vested when made.

Forfeitures – If a participant’s employment terminated before he or she has become fully vested, the unvested portion of Company contributions credited to his or her account are forfeited (as of the earlier of: (1) when the participant receives a distribution of his or her entire vested account balance or (2) the end of the period of five consecutive 1 year breaks in service) and may be used to reduce future matching contributions or pay expenses of Program administration. During the year ended December 31, 2025, forfeitures were used to reduce Program expenses by $0.5 million and no forfeitures were used to reduce matching contributions. The balance of unused forfeited funds available was $2.6 million and $9.4 million as of December 31, 2025 and 2024, respectively. Participants who return to work for the Company may immediately enroll in the Program and prior service generally will be taken into account for vesting purposes.

Partial Plan Termination – The Company determined that the Program experienced a partial plan termination beginning in 2023 as a result of the BMS strategic productivity restructuring initiative which commenced in 2023 and will continue through the end of 2027. Affected participants will become 100% vested in their Program accounts. In conjunction with this, affected participants who experienced a forfeiture in their Program accounts had forfeited funds of $11.5 million and lost earnings of $0.4 million reinstated to their accounts in April 2025. Forfeited funds available in the Program were used to fund the reinstatements.

Termination of Employment and Payment of Benefits – Upon the termination of employment, the participant, may defer their distribution payment until they reach the minimum required distribution (MRD) age or may elect to receive: (1) a lump sum payment, or (2) equal annual installments over a period not greater than 15 years. In the event of a participant's death, the participant's beneficiary can elect to receive: (1) a lump sum payment, or (2) equal annual installments over a period not greater than 5 years. In all cases, the Program applies the minimum required distribution provisions of Section 401(a)(9) of the Code. Notwithstanding the foregoing, in the case of an account balance of $7,000 or less, a participant’s account balance will automatically be distributed.

Method of Payment – Installment payments are made in cash. Lump-sum distributions may be made in cash, or, if elected by the employee, in a combination of cash and shares of Company stock for the portion of the account invested in the Company Stock Fund.

Net Transfers – A participant's account may be transferred to or from another qualified defined contribution plan sponsored by the Company if his or her employment status changes such that he or she becomes eligible to participate in a different plan. A participant's account could also be transferred to another company's qualified defined contribution plan if required by the terms of a Company transaction. Similarly, new accounts could be transferred in from another company's qualified defined contribution plan, if required under the terms of a business acquisition.

Payment of Benefits – Benefit payments are recorded upon distribution. There were no material amounts allocated to accounts of persons who have elected to withdraw from the Program but have not yet been paid as of December 31, 2025 and 2024.

Termination of the Program – Although the Company has not expressed any intent to do so, it has the right to discontinue its contributions, to amend and to terminate the Program at any time at its sole discretion in accordance with the provisions of ERISA. If the Program is terminated, the interest of each participant in all unvested employer contributions will vest immediately.
Record Keeping Fees – During 2025, the Program charged a recordkeeping fee of $31.50 per participant per year, deducted in quarterly increments, to cover plan administrative expenses. Effective January 1, 2026, the recordkeeping fee is changing from $31.50 to $25.00.